SMITH BREEDEN EQUITY MARKET PLUS FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)                         SEPTEMBER 30, 1998



                                                                            MARKET
 FACE AMOUNT    SECURITY                                                     VALUE
-------------   -----------------------------------------------------   --------------
                U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 109.6%
                FREDDIE MAC -- 28.6% (1)
                FH
$ 2,928,576     6.00%, due 4/1/13 ...................................   $ 2,961,322
  8,000,000     6.00%, due date to be announced .....................     8,140,312
 26,300,000     6.50%, due 11/1/13 ..................................    26,852,711
     50,817     9.50%, due 7/1/02 ...................................        52,485
                                                                        -----------
                                                                         38,006,830
                                                                        -----------
                FANNIE MAE -- 15.8% (1)
                FN
  9,950,100     6.50%, due 7/1/28 to 8/1/28 .........................    10,122,392
 10,000,000     7.00%, due date to be announced .....................    10,271,094
     75,688     12.50%, due 9/1/12 ..................................        86,047
     62,275     13.50%, due 1/1/15 ..................................        74,102
                FN ARM
    372,855     7.515%, due 9/1/18 ..................................       384,856
                                                                        -----------
                                                                         20,938,491
                                                                        -----------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 58.4% (1)
                GNMA
  4,933,642     7.00%, due 9/15/27 to 12/15/27 ......................     5,091,678
  4,290,059     7.50%, due 3/15/28 ..................................     4,445,680
                GNMA ARM
  2,926,111     4.50%, due 10/20/27 .................................     2,926,106
 43,236,507     5.00%, due 1/20/28 to 6/20/28 .......................    43,383,858
 18,252,055     5.50%, due 10/20/27 to 3/20/28 ......................    18,382,376
  2,947,041     6.875%, due 2/20/16 to 5/20/22 ......................     3,005,251
    158,511     7.00%, due 9/20/21 to 5/20/22 .......................       161,267
                                                                        -----------
                                                                         77,396,216
                                                                        -----------
                U.S. TREASURY OBLIGATIONS -- 6.8%
    800,000     5.14% Bill, due 10/15/98 (2),(3) ....................       798,659
  1,000,000     5.50% Note, due 11/15/98 (3) ........................     1,001,563
    900,000     5.875% Note, due 7/31/99 (3) ........................       909,141
  6,250,000     6.375% Note, due 5/15/99 (3) ........................     6,314,453
                                                                        -----------
                                                                          9,023,816
                                                                        -----------
                TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                (COST  $144,072,686).................................   145,365,353
                                                                        -----------

SMITH BREEDEN EQUITY MARKET PLUS FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 1998





                                                                                                 MARKET
   CONTRACTS     SECURITY                                                                         VALUE
--------------   ------------------------------------------------------------------------   ----------------
                 OPTIONS CONTRACTS -- 0.2%
         100     Call on Ten-Year US Treasury Note Futures, expires 11/98, strike price
                 $130....................................................................    $     264,063
         110     Put on Ten-Year US Treasury Note Futures, expires 11/98, strike price
                 $110....................................................................            1,719
          85     Put on Five-Year US Treasury Note Futures, expires 11/98, strike price
                 $113....................................................................            1,328
         130     Put on Five-Year US Treasury Note Futures, expires 2/99, strike price
                 $114....................................................................           26,406
                                                                                             -------------
                                                                                                   293,516
                                                                                             -------------
FACE AMOUNT      OPTION CONTRACTS ON THREE-MONTH LIBOR INTEREST-RATE SWAP
--------------     AGREEMENTS -- 0.7%
$30,000,000      Option to enter a pay-fixed 6.5% interest-rate swap with Deutsche Bank
                 AG beginning 9/29/03 and expiring 9/29/08 ..............................          322,090
 30,000,000      Option to enter a receive-fixed 5.25% interest-rate swap with Deutsche
                 Bank AG beginning 9/29/03 and expiring 9/29/08 .........................          551,532
                                                                                             -------------
                                                                                                   873,622
                 COMMERCIAL MORTGAGE-BACKED SECURITIES -- 7.1% (1)
  5,000,000      First Union-Lehman Brothers-Bank of America Commercial Mortage Trust
                 6.56%, due 11/18/08 ....................................................        5,246,925
  4,000,000      Nomura Asset Securities Corporation Commercial Mortgage Trust 6.59%,
                 due 3/15/30 ............................................................        4,195,529
                                                                                             -------------
                                                                                                 9,442,454
                                                                                             -------------
                 TOTAL INVESTMENTS (COST $154,267,487)--117.6%...........................      155,974,945
                                                                                             -------------
                 REPURCHASE AGREEMENTS -- 15.1%
 20,000,000      Morgan Stanley Dean Witter, 5.27%, due 10/6/98 dated 9/29/98 ...........       20,000,000
                                                                                             -------------
                                                                                                20,000,000
                                                                                             -------------
                 LIABILITIES LESS CASH AND OTHER ASSETS -- (32.7%) ......................      (43,354,104)
                                                                                             -------------
                 NET ASSETS -- 100.00% ..................................................    $ 132,620,841
                                                                                             =============

---------
(1) Mortgage-backed obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. ARMs have coupon rates that adjust periodically. The interest rate shown is the rate in effect at September 30, 1998. The adjusted rate is determined by adding a spread to a specified index.

(2) The interest rate shown for U.S. Treasury Bills is the discount rate paid at the time of purchase by the Fund.

(3) Security is held as collateral by Carr Futures, Inc.

Portfolio Abbreviations:
     ARM -- Adjustable-Rate Mortgage
     FH -- Freddie Mac
     FN -- Fannie Mae
GNMA -- Government National Mortgage Association

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN EQUITY MARKET PLUS FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

SEPTEMBER 30, 1998


ASSETS:
 Investments at market value (identified cost $154,267,487) (Note 1)......................    $  155,974,945
 Cash ....................................................................................         2,678,793
 Repurchase Agreements (Cost $20,000,000) (Note 1)........................................        20,000,000
 Receivables:
   Subscriptions .........................................................................         2,875,619
   Interest and maturities ...............................................................           765,461
   Securities sold .......................................................................        45,028,273
 Other Assets ............................................................................            60,706
                                                                                              --------------
   TOTAL ASSETS ..........................................................................       227,383,797
                                                                                              --------------
LIABILITIES:
 Payables:
   Variation margin on futures contracts (Note 2) ........................................         4,303,107
   Redemptions ...........................................................................           375,776
   Securities purchased ..................................................................        89,947,786
 Due to advisor (Note 3) .................................................................            77,567
 Accrued expenses ........................................................................            58,720
                                                                                              --------------
   TOTAL LIABILITIES .....................................................................        94,762,956
                                                                                              --------------
NET ASSETS:
 (Applicable to outstanding shares of 9,920,988; unlimited number of shares of beneficial
   interest authorized; no stated par) ...................................................    $  132,620,841
                                                                                              ==============
 Net asset value, offering price and redemption price per share
   ($132,620,841 / 9,920,988).............................................................    $        13.37
                                                                                              ==============
SOURCE OF NET ASSETS:
 Paid in capital .........................................................................    $  150,099,179
 Undistributed net investment income .....................................................           538,659
 Accumulated net realized gain (loss) on investments .....................................        (6,359,329)
 Net unrealized appreciation (depreciation) of investments ...............................       (11,657,668)
                                                                                              --------------
   NET ASSETS ............................................................................    $  132,620,841
                                                                                              ==============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN EQUITY MARKET PLUS FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998


INVESTMENT INCOME:
 Interest and discount earned, net of premium amortization (Note 1) ......    $   4,143,518
EXPENSES:
 Advisory fees (Note 3) ..................................................          519,439
 Accounting and pricing services fees ....................................           30,398
 Custodian fees ..........................................................           21,232
 Audit and tax preparation fees ..........................................           24,190
 Legal fees ..............................................................           20,385
 Transfer agent fees .....................................................           72,493
 Registration fees .......................................................           17,350
 Trustees fees and expenses ..............................................           60,831
 Insurance expense .......................................................            6,381
 Other ...................................................................           14,774
                                                                              -------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT ...................................          787,473
   Expenses reimbursed by advisor (Note 3) ...............................         (134,464)
                                                                              -------------
   NET EXPENSES ..........................................................          653,009
                                                                              -------------
   NET INVESTMENT INCOME .................................................        3,490,509
                                                                              -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments ........................................        2,956,732
 Change in unrealized appreciation (depreciation) of investments .........      (20,742,950)
                                                                              -------------
 Net realized and unrealized gain (loss) on investments ..................      (17,786,218)
                                                                              -------------
 Net decrease in net assets resulting from operations ....................    $ (14,295,709)
                                                                              =============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN EQUITY MARKET PLUS FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS




                                                                                SIX MONTHS ENDED
                                                                               SEPTEMBER 30, 1998       YEAR ENDED
                                                                                   (UNAUDITED)        MARCH 31, 1998
                                                                              --------------------   ---------------
OPERATIONS:
 Net investment income ....................................................      $   3,490,509       $  2,908,437
 Net realized gain on investments .........................................          2,956,732          9,514,596
 Change in unrealized appreciation (depreciation) of investments ..........        (20,742,950)         9,573,592
                                                                                 -------------       -------------
 Net increase (decrease) in net assets resulting from operations ..........        (14,295,709)        21,996,625
                                                                                 -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Dividends from net investment income .....................................         (3,264,248)        (2,632,273)
 Distributions from net realized gains on investments .....................        (17,138,874)        (2,556,880)
                                                                                 -------------       -------------
 Total distributions ......................................................        (20,403,122)        (5,189,153)
                                                                                 -------------       -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold ..............................................................         67,376,805        123,373,056
 Shares issued on reinvestment of distributions ...........................         19,812,770          4,918,950
 Shares redeemed ..........................................................        (56,537,342)       (21,939,416)
                                                                                 -------------       -------------
 Increase in net assets resulting from capital share transactions (a) .....         30,652,233        106,352,590
                                                                                 -------------       -------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ................................         (4,046,598)       123,160,062
NET ASSETS:
 Beginning of period ......................................................        136,667,439         13,507,377
                                                                                 -------------       -------------
 End of period ............................................................      $ 132,620,841       $136,667,439
                                                                                 =============       =============
(a) Transactions in capital shares were as follows: .......................
 Shares sold ..............................................................          4,307,101          8,130,007
 Shares issued on reinvestment of distributions ...........................          1,359,398            330,714
 Shares redeemed ..........................................................         (3,853,145)        (1,428,596)
                                                                                 -------------       -------------
 Net increase .............................................................          1,813,354          7,032,125
 Beginning balance ........................................................          8,107,634          1,075,509
                                                                                 -------------       -------------
 Ending balance ...........................................................          9,920,988          8,107,634
                                                                                 =============       =============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN EQUITY MARKET PLUS FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


     The following average per share data, ratios and supplemental information has been derived from information provided in the financial statements.



                                       SIX MONTHS
                                         ENDED             YEAR             YEAR
                                     SEPTEMBER 30,         ENDED           ENDED
                                          1998           MARCH 31,       MARCH 31,
                                      (UNAUDITED)          1998             1997
                                   ----------------- ---------------- ---------------
NET ASSET VALUE,
 BEGINNING OF PERIOD .............    $     16.86       $     12.56      $    12.27
                                       ----------       -----------      ----------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income ...........          0.349             0.591           0.592
 Net realized and
  unrealized gain (loss)
  on investments .................         (1.603)            4.940           1.813
                                      -----------      ------------     -----------
 Total from investment
  operations .....................         (1.254)            5.531           2.405
                                      -----------      ------------     -----------
 LESS DISTRIBUTIONS
 Dividends from net
  investment income ..............         (0.334)           (0.586)         (0.590)
 Dividends in excess of
  net investment
  income .........................             --                --              --
 Distributions from net
  realized gains on
  investments ....................         (1.905)           (0.645)         (1.525)
 Distributions in excess of
  net realized gains on
  investments ....................             --                --              --
                                      -----------      ------------     -----------
  Total distributions ............         (2.239)           (1.231)         (2.115)
                                      -----------      ------------     -----------
NET ASSET VALUE, END OF
 PERIOD ..........................    $     13.37       $     16.86      $    12.56
                                      -----------      ------------     -----------
TOTAL RETURN .....................         (8.30%)            45.71%          21.41%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period .........................   $132,620,841      $136,667,439     $13,507,377
 Ratio of expenses to
  average net assets .............           0.88%*            0.88%           0.88%
 Ratio of net investment
  income to average net
  assets .........................           4.89%*            4.79%           5.30%
 Portfolio turnover rate .........            133%              424%            182%
 Ratio of expenses to
  average net assets
  before reimbursement
  of expenses by the
  Advisor ........................           1.09%*            1.23%           2.60%
 Ratio of net investment
  income to average net
  assets before
  reimbursement of
  expenses by the
  Advisor ........................           4.68%*            4.44%           3.58%



                                        YEAR           YEAR           YEAR           PERIOD
                                        ENDED          ENDED          ENDED          ENDED
                                      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                        1996           1995           1994          1993 (1)
                                   -------------- -------------- -------------- ---------------
NET ASSET VALUE,
 BEGINNING OF PERIOD .............   $    10.84      $    9.88      $   10.85      $    10.00
                                     ---------      ---------      ---------      ----------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income ...........        0.615          0.568          0.476           0.355
 Net realized and
  unrealized gain (loss)
  on investments .................        2.768          1.081         (0.216)          1.281
                                     ----------     ----------     ----------     -----------
 Total from investment
  operations .....................        3.383          1.649          0.260           1.636
                                     ----------     ----------     ----------     -----------
 LESS DISTRIBUTIONS
 Dividends from net
  investment income ..............       (0.583)        (0.568)        (0.472)         (0.311)
 Dividends in excess of
  net investment
  income .........................           --         (0.001)            --              --
 Distributions from net
  realized gains on
  investments ....................       (1.370)        (0.047)        (0.701)         (0.420)
 Distributions in excess of
  net realized gains on
  investments ....................           --         (0.073)        (0.057)         (0.055)
                                     ----------     ----------     ----------     -----------
  Total distributions ............       (1.953)        (0.689)        (1.230)         (0.786)
                                     ----------     ----------     ----------     -----------
NET ASSET VALUE, END OF
 PERIOD ..........................   $    12.27      $   10.84      $    9.88      $    10.85
                                     ----------     ----------     ----------     -----------
TOTAL RETURN .....................        32.30%         17.18%          2.19%          16.52%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period .........................   $4,766,534     $2,107,346     $1,760,519      $  903,846
 Ratio of expenses to
  average net assets .............         0.90%          0.90%          0.90%          0.57%*
 Ratio of net investment
  income to average net
  assets .........................         5.53%          7.44%          8.02%          5.28%*
 Portfolio turnover rate .........          107%           120%           119%            271%
 Ratio of expenses to
  average net assets
  before reimbursement
  of expenses by the
  Advisor ........................         4.58%          7.75%          7.08%         28.48%*
 Ratio of net investment
  income to average net
  assets before
  reimbursement of
  expenses by the
  Advisor ........................         1.85%          0.59%          1.84%         (22.63%)*

---------
(1) Commenced operations June 30, 1992.
     * Annualized

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN EQUITY MARKET PLUS FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

The Smith Breeden Trust (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund offers shares in two series: the Smith Breeden Equity Market Plus Fund ( the "Fund", formerly the Smith Breeden Equity Plus Fund) and the Smith Breeden Financial Services Fund. The following is a summary of accounting policies consistently followed by the Fund.

A. SECURITY VALUATION: Portfolio securities are valued at the current market value provided by a pricing service, or by a bank or broker/dealer experienced in such matters when over-the-counter market quotations are readily available. Securities and other assets for which market prices are not readily available are valued at fair market value as determined in accordance with procedures approved by the Board of Trustees.

B. REPURCHASE AGREEMENTS: Repurchase agreements may be entered into with member banks of the Federal Reserve System with total assets in excess of $500 million, and securities dealers, provided that such banks or dealers meet the credit guidelines of the Fund's Board of Trustees. In a repurchase agreement, the Fund acquires securities from a third party, with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The Fund's custodian maintains control or custody of the securities collateralizing the repurchase agreement until maturity. The value of the collateral is monitored daily, and, if necessary, additional collateral is received to ensure that the market value of the collateral remains sufficient to protect the Fund in the event of the seller's default. However, in the event of default or bankruptcy of the seller, the Fund's right to the collateral may be subject to legal proceedings.

C. REVERSE REPURCHASE AGREEMENTS: A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian, and are marked to market daily. The segregated assets may consist of cash, U.S. Government securities, or other liquid high-grade debt obligations equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

D. DOLLAR ROLL AGREEMENTS: A dollar roll is an agreement to sell securities for delivery in the current month and to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, principal and interest paid on these securities are not received. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by earnings on the cash proceeds of the initial sale.

E. DISTRIBUTIONS AND TAXES: Dividends to shareholders are recorded on the ex-dividend date. The Fund intends to continue to qualify for and elect the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code, thereby relieving the Fund of Federal income taxes. To so qualify, the Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, less any available capital loss carryforward. As of March 31, 1998, the Fund had no net capital loss carryforward.

F. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OPERATING EXPENSES: Interest income is accrued daily, and includes net amortization from the purchase of fixed-income securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Securities transactions are recorded on the trade date. Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

Expenses are accrued daily. Common expenses incurred by the Trust are generally allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets of the Trust. Other expenses are charged to each fund on a specific identification basis.

G. ACCOUNTING ESTIMATES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

SMITH BREEDEN EQUITY MARKET PLUS FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)



2. FINANCIAL INSTRUMENTS

A. DERIVATIVE FINANCIAL INSTRUMENTS HELD OR ISSUED FOR PURPOSES OTHER THAN
TRADING: The Fund uses interest rate futures contracts for risk management purposes in order to reduce fluctuations in the Fund's net asset value relative to its targeted option-adjusted duration. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures transactions involve costs and may result in losses. The effective use of futures depends on the Fund's ability to close futures positions at times when the Fund's Advisor deems it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Fund, of the futures contract itself, and of the securities which are the subject of a hedge.

The Fund had the following open futures contracts as of September 30, 1998:



                                NUMBER OF                     EXPIRATION          UNREALIZED
TYPE                            CONTRACTS     POSITION          MONTH            GAIN/(LOSS)
----------------------------   -----------   ----------   -----------------   -----------------
3 Month Eurodollar .........       154          Long      December, 1998        $     122,507
3 Month Eurodollar .........        79          Short     March, 1999                (215,681)
3 Month Eurodollar .........         3          Short     June, 1999                   (8,225)
3 Month Eurodollar .........       111          Short     September, 1999            (448,037)
3 Month Eurodollar .........         3          Short     December, 1999               (8,789)
3 Month Eurodollar .........        40          Short     March, 2000                (128,930)
3 Month Eurodollar .........         3          Short     June, 2000                   (8,600)
3 Month Eurodollar .........       112          Short     September, 2000            (426,454)
3 Month Eurodollar .........         3          Short     December, 2000               (7,513)
3 Month Eurodollar .........        34          Short     March, 2001                 (89,778)
3 Month Eurodollar .........         3          Short     June, 2001                   (6,800)
3 Month Eurodollar .........       108          Short     September, 2001            (370,911)
3 Month Eurodollar .........         3          Short     December, 2001               (5,979)
3 Month Eurodollar .........        33          Short     March, 2002                 (71,360)
3 Month Eurodollar .........         3          Short     June, 2002                   (5,338)
3 Month Eurodollar .........       102          Short     September, 2002            (222,059)
3 Month Eurodollar .........         3          Short     December, 2002               (4,776)
3 Month Eurodollar .........        47          Short     March, 2003                 (94,036)
3 Month Eurodollar .........         3          Short     June, 2003                   (4,438)
3 Month Eurodollar .........        87          Short     September, 2003            (121,242)
3 Month Eurodollar .........         3          Short     December, 2003               (4,213)
3 Month Eurodollar .........       134          Short     March, 2004                (241,653)
3 Month Eurodollar .........         3          Short     June, 2004                   (4,138)
3 Month Eurodollar .........         3          Short     September, 2004              (4,138)
3 Month Eurodollar .........         3          Short     December, 2004               (3,989)
3 Month Eurodollar .........        81          Short     March, 2005                (141,515)
3 Month Eurodollar .........         3          Short     June, 2005                   (3,914)
3 Month Eurodollar .........        37          Short     March, 2006                 (63,992)
3 Month Eurodollar .........        24          Short     March, 2007                 (39,708)
5 Year Treasury ............       100          Short     December, 1998             (342,638)
10 Year Treasury ...........        13          Short     December, 1998              (95,629)
                                                                                -------------
                                                          Total                 $  (3,071,966)
                                                                                =============

SMITH BREEDEN EQUITY MARKET PLUS FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)


2. FINANCIAL INSTRUMENTS -- CONTINUED
B. DERIVATIVE FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES: The Fund invests in futures contracts on the S&P 500 Index whose returns are expected to track movements in the S&P 500 Index.

The Fund had the following open futures contracts on the S&P 500 Index as of September 30, 1998:



                     NUMBER OF                    EXPIRATION          UNREALIZED
TYPE                 CONTRACTS     POSITION          MONTH           GAIN/(LOSS)
-----------------   -----------   ----------   ----------------   -----------------
S&P 500 .........      372           Long      December, 1998       $  (6,620,210)
S&P 500 .........      140           Long      March, 1999             (3,672,950)
                                                                    -------------
                                               Total                $ (10,293,160)
                                                                    =============

The aggregate market value of investments pledged to cover margin requirements for the open positions at September 30, 1998 was $9,023,816.

C. OPTIONS ON INTEREST RATE SWAP CONTRACTS: The Fund may enter into over-the-counter transactions swapping interest rates, or purchase options to enter into such contracts. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Interest rate swaps do not involve the exchange of principal between the parties. Purchased options on interest rate swap contracts ("swaptions") give the fund the right, but not the obligation, to enter into a swap contract with the counterparty which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement.

As of September 30, 1998, the Fund had two open options to enter into interest rate swap contracts. In each of the contracts, the Fund has paid a sum of money, called a premium, to the counterparty, in return for the swaptions. These swaptions may be exercised by entering into a swap contract with the counterparty only on the date specified in each contract. If the swaptions are exercised, the Fund will enter a swap either to pay a specified fixed interest rate in return for receiving a floating rate, or receive a fixed rate in return for paying a floating rate, based on the respective contracts. The floating rate on the swap contracts as specified in the swaption agreements resets quarterly and is the three month London Inter-Bank Offered Rate ("LIBOR"). If the counterparty to the swaption transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that the interest rate swap or swaption contract counterparty will be able to meet its obligation under the contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in, or prevented from, receiving payments owed to it under the swaption, or swap contracts should the swaptions be exercised. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the swaptions, and may realize a loss. The Fund records gains and losses under swaptions as realized gains or losses on investments.


3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Smith Breeden Associates, Inc. (the "Advisor"), a registered Investment Advisor, provides the Fund with investment management services. As compensation for these services, the Fund pays the Advisor a fee computed daily and payable monthly, at an annual rate equal to 0.70% of the Fund's average daily net assets.

The Advisor has voluntarily agreed to reduce or otherwise limit the expenses of the Fund to 0.88% of the Fund's average daily net assets. This voluntary agreement may be terminated or modified at any time by the Advisor in its sole discretion, except that the Advisor has agreed to limit expenses of the Fund to 0.88% through August 1, 1999. For the six months ended September 30, 1998, the Advisor received fees of $519,439 and reimbursed the Fund $134,464.

The Fund has adopted a Distribution and Services Plan (the "Plan") under Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to permit the Advisor to compensate investment dealers and other persons involved in servicing shareholder accounts for services provided and expenses incurred in promoting the

SMITH BREEDEN EQUITY MARKET PLUS FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)


3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES -- CONTINUED


sale of shares of the Fund, reducing redemptions, or otherwise maintaining or improving services provided to shareholders by such dealers or other persons. The Plan provides for payments by the Advisor, out of the advisory fee to dealers and other persons at the annual rate of up to 0.25% of the Fund's average net assets, subject to the authority of the Trustees of the Fund, to reduce the amount of payments permitted under the Plan or to suspend the Plan for such periods as they may determine. Subject to these limitations, the Advisor shall determine the amount of such payments and the purposes for which they are made.

Certain officers and trustees of the Fund are also officers and directors of the Advisor.


4. INVESTMENT TRANSACTIONS

During the six months ended September 30, 1998, purchases and proceeds from sales of securities, other than short-term investments, aggregated $231,121,042 and $181,037,488, respectively. The cost of securities for federal income tax purposes is $154,267,487. Net unrealized depreciation of investments and futures contracts consists of:



  Gross unrealized appreciation ........   $    1,850,222
  Gross unrealized depreciation ........      (13,507,890)
                                           --------------
  Net unrealized depreciation ..........   $  (11,657,668)
                                           ==============

SMITH BREEDEN FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)                         SEPTEMBER 30, 1998



                                                                               MARKET
 SHARES    SECURITY                                                            VALUE
--------   ------------------------------------------------------------   ---------------
           EQUITY HOLDINGS -- 124.7%
           COMMERCIAL BANKING -- 37.9%
  7,000    Bank One Corp. .............................................    $    298,375
  4,000    First Chicago NBD Corp. ....................................         274,000
  5,700    First Union Corp. ..........................................         291,769
  2,200    Fleet Financial Group, Inc. ................................         161,563
  5,000    KeyCorp ....................................................         144,375
  6,000    Mercantile Bancorporation Inc. .............................         290,250
  5,500    Nationsbank Corp. ..........................................         294,250
 18,000    Pacific Century Financial Corp. ............................         300,375
  6,400    PNC Bank Corp. .............................................         288,000
                                                                           ------------
                                                                              2,342,957
                                                                           ------------
           INVESTMENT BANKING AND BROKERAGE -- 10.1%
  6,000    Lehman Brothers, Inc. ......................................         169,500
  5,000    Merrill Lynch & Co. ........................................         236,875
  5,000    Morgan Stanley Dean Witter & Co. ...........................         215,313
                                                                           ------------
                                                                                621,688
                                                                           ------------
           MONEY CENTER BANKING -- 21.0%
  5,000    BankAmerica Corp. ..........................................         300,625
  3,500    Chase Manhattan Corp. ......................................         432,500
  2,400    Citicorp ...................................................         278,813
  5,000    J.P. Morgan & Co. ..........................................         287,725
                                                                           ------------
                                                                              1,299,663
                                                                           ------------
           INVESTMENT MANAGEMENT AND ADVISORY -- 14.4%
 10,000    Franklin Resources, Inc. ...................................         300,000
 10,000    PIMCO Advisors Holdings LP (1) .............................         293,750
 10,000    Price (T. Rowe) Assoc., Inc. ...............................         293,750
                                                                           ------------
                                                                                887,500
                                                                           ------------
           CONSUMER FINANCE -- 3.6%
  6,000    Household International, Inc. ..............................         225,000
                                                                           ------------
                                                                                225,000
                                                                           ------------
           SAVINGS & LOANS -- 37.7%
  2,000    Community Bank Shares of Indiana, Inc. .....................          34,750
 35,000    FirstFed America Bancorp ...................................         498,750
  3,500    Golden West Financial Corp. ................................         286,344
  4,200    HF Ahmanson & Co. ..........................................         233,100
 20,000    HF Bancorp Inc. (2) ........................................         320,000
 12,000    Home Federal Bancorp .......................................         276,000
 12,000    Marion Capital Holdings, Inc. ..............................         282,000
  9,700    Piedmont Bancorp, Inc. .....................................          93,969
  9,000    Washington Mutual Inc. .....................................         303,750
                                                                           ------------
                                                                              2,328,663
                                                                           ------------
           TOTAL EQUITY HOLDINGS (COST $9,456,126).....................       7,705,471
                                                                           ------------
           LIABILITIES LESS CASH AND OTHER ASSETS -- (24.7%) ..........      (1,523,575)
                                                                           ------------
           NET ASSETS -- 100.0% .......................................    $  6,181,896
                                                                           ============

---------
(1) Limited partnership units

(2) Non-income producing security

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

SEPTEMBER 30, 1998

ASSETS
  Investments at market value (identified cost $9,456,126) (Note 1).....................  $  7,705,471
  Receivables:
   Variation margin on futures contracts (Note 2) ......................................       141,400
   Subscriptions .......................................................................         3,000
   Dividends ...........................................................................        18,940
   Securities sold .....................................................................       124,284
  Deferred organization expenses (Note 1) ..............................................         6,069
  Prepaid Expenses .....................................................................        26,523
                                                                                          ------------
   TOTAL ASSETS ........................................................................     8,025,687
                                                                                          ------------
LIABILITIES
  Bank loan ............................................................................     1,685,604
  Payables:
   Securities purchased ................................................................       125,990
   Interest and loan fees ..............................................................        16,570
  Due to advisor (Note 3) ..............................................................         9,257
  Accrued expenses .....................................................................         6,370
                                                                                          ------------
   TOTAL LIABILITIES ...................................................................     1,843,791
                                                                                          ------------
NET ASSETS:
  (Applicable to outstanding shares of 851,749; unlimited number of shares of beneficial interest authorized; no stated par) .................................................  $  6,181,896
                                                                                          ============
  Net asset value, offering price and redemption price per share ($6,181,896 / 851,749).  $       7.26
                                                                                          ============
SOURCE OF NET ASSETS
  Paid in capital ......................................................................  $  7,767,590
  Undistributed net investment income ..................................................         6,814
  Accumulated net realized gain on investments .........................................       105,602
  Net unrealized depreciation of investments ...........................................    (1,698,110)
                                                                                          ------------
    NET ASSETS .........................................................................  $  6,181,896
                                                                                          ============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998


INVESTMENT INCOME
 Dividends and interest earned net of interest expense (Note 1) ..........................  $     66,861
EXPENSES
 Advisory fees (Note 3) ..................................................................        57,023
 Accounting and pricing services fees ....................................................        12,832
 Custodian fees...........................................................................         3,248
 Audit and tax preparation fees ..........................................................         1,259
 Legal fees ..............................................................................         1,061
 Amortization of organization expenses (Note 1) ..........................................         1,107
 Transfer agent fees .....................................................................        13,775
 Registration fees .......................................................................        10,000
 Trustees fees and expenses ..............................................................         3,159
 Insurance expense .......................................................................         1,761
 Other ...................................................................................           964
                                                                                            ------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT                                                           106,189
   Expenses reimbursed by advisor (Note 3) ...............................................       (49,607)
                                                                                            ------------
   NET EXPENSES ..........................................................................        56,582
                                                                                            ------------
   NET INVESTMENT INCOME .................................................................        10,279
                                                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain on investments ........................................................       105,088
 Change in unrealized appreciation (depreciation) of investments and futures contracts ...    (2,376,904)
                                                                                            ------------
 Net realized and unrealized gain (loss) on investments ..................................    (2,271,816)
                                                                                            ------------
 Net decrease in net assets resulting from operations ....................................  $ (2,261,537)
                                                                                            ============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SIX MONTHS ENDED
                                                                            SEPTEMBER 30, 1998      PERIOD ENDED
                                                                                (UNAUDITED)      MARCH 31, 1998 (1)
                                                                           -------------------- -------------------
OPERATIONS
  Net investment income ..................................................     $     10,279         $   12,415
  Net realized gain on investments .......................................          105,088             50,408
  Net unrealized appreciation (depreciation) of investments ..............       (2,376,904)           678,794
                                                                               ------------         ----------
  Net increase (decrease) in net assets resulting from operations ........       (2,261,537)           741,617
                                                                               ------------         ----------
DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income ...................................          (15,881)                --
  Distributions from net realized gains on investments ...................          (49,894)                --
                                                                               ------------         ----------
  Total distributions ....................................................          (65,775)                --
                                                                               ------------         ----------
CAPITAL SHARE TRANSACTIONS
  Shares sold ............................................................        1,465,045          6,588,508
  Shares issued on reinvestment of distributions .........................           54,326                 --
  Shares redeemed ........................................................         (326,879)           (13,409)
                                                                               ------------         ----------
  Increase in net assets resulting from capital share transactions (a) ...        1,192,492          6,575,099
                                                                               ------------         ----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (1,134,820)         7,316,716
NET ASSETS
  Beginning of period ....................................................        7,316,716                 --
                                                                               ------------         ----------
  End of period ..........................................................     $  6,181,896         $7,316,716
                                                                               ============         ==========
(a) Transactions in capital shares were as follows:
  Shares sold ............................................................          153,162            729,112
  Shares issued on reinvestment of distributions .........................            5,482                 --
  Shares redeemed ........................................................          (34,503)            (1,504)
                                                                               ------------         ----------
  Net increase ...........................................................          124,141            727,608
  Beginning balance ......................................................          727,608                 --
                                                                               ------------         ----------
  Ending balance .........................................................          851,749            727,608
                                                                               ============         ==========

---------
(1) Commenced operations on December 22, 1997

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)


CASH FLOWS FROM OPERATING ACTIVITIES:
  Net decrease in net assets resulting from operations ................................   $ (2,261,537)
  Net realized and unrealized loss on investments .....................................      2,271,816
                                                                                          ------------
  Net investment income ...............................................................         10,279
ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH PROVIDED BY OPERATING
  ACTIVITIES:
  Increase in interest receivable .....................................................         (5,789)
  Limited partnership income accrual ..................................................        (12,478)
  Decrease in other assets ............................................................            703
  Decrease in other liabilities .......................................................           (415)
                                                                                          ------------
  Net cash used in operating activities ...............................................         (7,700)
                                                                                          ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Payments for futures variation ......................................................        (26,218)
  Proceeds from sales of long-term investments ........................................      2,445,068
  Purchases of long-term investments ..................................................     (5,198,633)
                                                                                          ------------
  Net cash used in investing activities ...............................................     (2,779,783)
                                                                                          ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Increase in bank borrowings .........................................................      1,685,604
  Proceeds from shares tendered .......................................................      1,422,718
  Payments for shares redeemed ........................................................       (326,879)
  Dividends from net investment income ................................................        (11,448)
                                                                                          ------------
    Net cash provided by financing activities .........................................      2,769,995
                                                                                          ------------
    Net decrease in cash ..............................................................        (17,488)
CASH AT BEGINNING OF YEAR .............................................................         17,488
                                                                                          ------------
CASH AT END OF YEAR ...................................................................   $          0
                                                                                          ============
NONCASH FINANCING ACTIVITIES:
  Market value of shares issued to stockholders through reinvestment of dividends .....   $     54,326
                                                                                          ============
SUPPLEMENTAL DISCLOSURE:
  Interest and loan fees paid .........................................................   $     28,031
                                                                                          ============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


     The following average per share data, ratios and supplemental information has been derived from information provided in the financial statements.



                                                                            SIX MONTHS
                                                                               ENDED              PERIOD
                                                                        SEPTEMBER 30, 1998        ENDED
                                                                            (UNAUDITED)       MARCH 31, 1998
                                                                       -------------------- -----------------
 NET ASSET VALUE, BEGINNING OF PERIOD ................................     $    10.06           $   9.00
                                                                           ----------          ---------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income .............................................          0.029              0.017
   Net realized and unrealized gain (loss) on investments ............         (2.748)             1.043
                                                                           ----------          ---------
   Total from investment operations ..................................         (2.719)             1.060
                                                                           ----------          ---------
   LESS DISTRIBUTIONS
   Dividends from net investment income ..............................         (0.020)                --
   Dividends in excess of net investment income ......................             --                 --
   Distributions from net realized gains on investments ..............         (0.063)                --
   Distributions in excess of net realized gains on investments ......             --                 --
                                                                           ----------          ---------
    Total distributions ..............................................         (0.083)                --
                                                                           ----------          ---------
 NET ASSET VALUE, END OF PERIOD ......................................     $     7.26           $  10.06
                                                                           ----------          ---------
 TOTAL RETURN ........................................................         (27.15%)            11.78%
 RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period .........................................     $6,181,896         $7,316,716
   Ratio of expenses to average net assets ...........................           1.49%*             1.48%*
   Ratio of net investment income to average net assets ..............           0.27%*             0.79%*
   Portfolio turnover rate ...........................................             30%                85%
   Ratio of expenses to average net assets before reimbursement of
    expenses by the Advisor ..........................................           2.80%*             3.20%*
   Ratio of net investment income to average net assets before
    reimbursement of expenses by the Advisor .........................          (1.04%)*           (0.92%)*
   Average commission paid per share .................................     $     0.06           $   0.09

---------
(1) Commenced operations on December 22, 1997.

     * Annualized

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

The Smith Breeden Trust (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund offers shares in two series: the Smith Breeden Equity Market Plus Fund (formerly the Smith Breeden Equity Plus Fund) and the Smith Breeden Financial Services Fund (the "Fund"). The following is a summary of accounting policies consistently followed by the Fund.

A. SECURITY VALUATION: Portfolio securities are valued at the current market value provided by a pricing service, or by a bank or broker/dealer experienced in such matters when over-the-counter market quotations are readily available. Securities and other assets for which market prices are not readily available are valued at fair market value as determined in accordance with procedures approved by the Board of Trustees.

B. REPURCHASE AGREEMENTS: Repurchase agreements may be entered into with member banks of the Federal Reserve System with total assets in excess of $500 million, and securities dealers, provided that such banks or dealers meet the credit guidelines of the Fund's Board of Trustees. In a repurchase agreement, the Fund acquires securities from a third party, with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The Fund's custodian maintains control or custody of the securities collateralizing the repurchase agreement until maturity. The value of the collateral is monitored daily, and, if necessary, additional collateral is received to ensure that the market value of the collateral remains sufficient to protect the Fund in the event of the seller's default. However, in the event of default or bankruptcy of the seller, the Fund's right to the collateral may be subject to legal proceedings.

C. REVERSE REPURCHASE AGREEMENTS: A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian, and are marked to market daily. The segregated assets may consist of cash, U.S. Government securities, or other liquid high-grade debt obligations equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

D. DISTRIBUTIONS AND TAXES: Dividends to shareholders are recorded on the ex-dividend date. The Fund intends to continue to qualify for and elect the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code, thereby relieving the Fund of Federal income taxes. To so qualify, the Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, less any available capital loss carryforward. As of March 31, 1998, the Fund had no net capital loss carryforward.

E. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OPERATING EXPENSES:
Securities transactions are recorded on the trade date. Interest income is accrued daily, and includes net amortization from the purchase of fixed-income securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

Expense are accrued daily. Common expenses incurred by the Trust are generally allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets of the Trust. Other expenses are charged to each fund on a specific identification basis.

F. DEFERRED ORGANIZATION EXPENSES: Deferred organization expenses are being amortized on a straight-line basis over five years.

G. ACCOUNTING ESTIMATES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

SMITH BREEDEN FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



2. FINANCIAL INSTRUMENTS

A. DERIVATIVE FINANCIAL INSTRUMENTS HELD OR ISSUED FOR PURPOSES OTHER THAN
TRADING: The Fund uses equity index futures contracts for risk management purposes in order to manage the Fund's equity-market risk relative to its benchmark. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


Futures transactions involve costs and may result in losses. The effective use of futures depends on the Fund's ability to close futures positions at times when the Fund's Advisor deems it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Fund, of the futures contract itself, and of the securities which are the subject of a hedge.

The Fund had the following open futures contracts as of September 30, 1998:



                     NUMBER OF                    EXPIRATION       UNREALIZED
TYPE                 CONTRACTS     POSITION          MONTH         GAIN/(LOSS)
-----------------   -----------   ----------   ----------------   ------------
S&P 500 .........       7            Short     December, 1998         52,547
                                                                      ------
                                               Total                 $52,547
                                                                     =======

The value of assets required to cover margin requirements for the open positions at September 30, 1998 was $94,500.


3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Smith Breeden Associates, Inc. (the "Advisor"), a registered Investment Advisor, provides the Fund with investment management services. As compensation for these services, the Fund pays the Advisor a fee computed daily and payable monthly, at an annual rate equal to 1.48% of the Fund's average daily net assets.

The Advisor has voluntarily agreed to reduce or otherwise limit the expenses of the Fund to 1.48% of the Fund's average daily net assets. This voluntary agreement may be terminated or modified at any time by the Advisor in its sole discretion, except that the Advisor has agreed to limit expenses of the Fund to 1.48% through August 1, 1999. For the six months ended September 30, 1999, the Advisor received fees of $57,023 and reimbursed the Fund $49,607.

The Fund has adopted a Distribution and Services Plan (the "Plan") under Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to permit the Advisor to compensate investment dealers and other persons involved in servicing shareholder accounts for services provided and expenses incurred in promoting the sale of shares of the Fund, reducing redemptions, or otherwise maintaining or improving services provided to shareholders by such dealers or other persons. The Plan provides for payments by the Advisor, out of the advisory fee to dealers and other persons at the annual rate of up to 0.25% of the Fund's average net assets, subject to the authority of the Trustees of the Fund, to reduce the amount of payments permitted under the Plan or to suspend the Plan for such periods as they may determine. Subject to these limitations, the Advisor shall determine the amount of such payments and the purposes for which they are made.

Certain officers and trustees of the Fund are also officers and directors of the Advisor.

SMITH BREEDEN FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



4. INVESTMENT TRANSACTIONS

During the six months ended September 30, 1998, purchases and proceeds from sales of securities, other than short-term investments, aggregated $5,324,623 and $2,448,356, respectively. The cost of securities for federal income tax purposes is $9,456,126. Net unrealized depreciation of investments and futures contracts consists of:



  Gross unrealized appreciation ........  $     52,547
  Gross unrealized depreciation ........    (1,750,657)
                                          ------------
  Net unrealized depreciation ..........  $ (1,698,110)
                                          ============


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